13. INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)
	2019	2018
Insurance Commissions	$ (4,284,082)	$ (3,769,816)
Unearned Premium Reserves	1,848,978	1,617,672
Deferred Acquisition Cost Amortization	(1,221,520)	(981,719)
SPAE Capitalization	32,616	30,227
STAT & Tax Reserve	502,808	410,714
GAAP/STAT Premium Tax	(201,996)	(180,914)
Unrealized Loss (Gain) on
Marketable Debt Securities	2,472,109	152,345
Other	(60,301)	(64,881)
	$ (5,855,606)	$ (2,786,372)